Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2017	2018
	RMB	RMB
Computers and equipment	55,502	61,180
Leasehold improvement	35,807	43,360
Furniture and fixtures	7,636	9,797
Vehicle	—	228
Total	98,945	114,565
Less: Accumulated depreciation	(49,936)	(79,224)
Property and equipment, net	49,009	35,341